Organization - Schedule of VIEs (Detail) - Consolidated VIEs [Member]	12 Months Ended
Dec. 31, 2017
Beijing Autohome Information Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Aug. 28, 2006
Place of incorporation	PRC
Percentage of direct ownership by the Company	0.00%
Beijing Shengtuo Autohome Advertising Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Sep. 21, 2010
Place of incorporation	PRC
Percentage of direct ownership by the Company	0.00%
Beijing Shengtuo Hongyuan Information Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Nov. 08, 2010
Place of incorporation	PRC
Percentage of direct ownership by the Company	0.00%
Beijing Shengtuo Chengshi Advertising Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Nov. 12, 2010
Place of incorporation	PRC
Percentage of direct ownership by the Company	0.00%
Shanghai You Che You Jia Advertising Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Dec. 31, 2011
Place of incorporation	PRC
Percentage of direct ownership by the Company	0.00%
Guangzhou You Che You Jia Advertising Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	May 08, 2012
Place of incorporation	PRC
Percentage of direct ownership by the Company	0.00%
Beijing Autohome Used Car Appraisal Co., Ltd [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Jan. 30, 2015
Place of incorporation	PRC
Percentage of direct ownership by the Company	0.00%
Beijing Autohome Used Car Brokerage Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Jun. 10, 2015
Place of incorporation	PRC
Percentage of direct ownership by the Company	0.00%
Shanghai Tianhe Insurance Brokerage Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Sep. 21, 2017
Place of incorporation	PRC
Percentage of direct ownership by the Company	0.00%